Label	Element	Value
Dreyfus Global Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000914775_SupplementTextBlock

September 24, 2013

DREYFUS GLOBAL ABSOLUTE RETURN FUND

Supplement to Summary Prospectus and Statutory Prospectus
dated July 1, 2013

The following information supplements and supersedes any contrary information contained in the sections of the fund’s prospectus entitled “Fund Summary – Principal Investment Strategy” and “– Principal Risks,” and “Fund Details – Goal and Approach” and “– Investment Risks”:

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Global Absolute Return Fund
Strategy [Heading]	rr_StrategyHeading	Effective on or about November 21, 2013 (the Effective Date), Mellon Capital Management Corporation (Mellon Capital), the fund's sub-investment adviser, an affiliate ofThe Dreyfus Corporation, will implement changes to the fund's investment strategy. These changes are reflected in the revised disclosure below. The fund's investment objective - to seek total return - will not change.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As of the Effective Date, the fund will continue to pursue its goal by using a variety of investment strategies, sometimes referred to as absolute return strategies, to produce returns with low correlation with, and less volatility than, major markets over a complete market cycle, typically a period of several years. Accordingly, the fund seeks to provide returns that are largely independent of market moves.

The fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.The fund may invest in instruments that provide economic exposure to developed and, to a limited extent, emerging market issuers. The fund ordinarily invests in at least five countries.The fund may invest up to 30% of its net assets in emerging market issuers and considers emerging market countries to be those included in the Morgan Stanley Capital International Emerging Markets Index. The fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options, forward contracts, swap agreements or exchange-traded funds (ETFs), and normally will use economic leverage as part of its investment strategy. The fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income, as well as hold cash. The fund’s investments may be denominated in U.S. dollars, euros, Japanese yen or the local currency of issue.

The fund’s portfolio managers seek to deliver value added excess returns (“alpha”) by applying a systematic investment process that seeks to exploit relative misvaluation opportunities across and within equity, bond and currency markets. Active investment decisions to take long or short positions in individual country, equity, bond and currency markets, as well as allocations to cash, are driven by this systematic investment process and seek to capitalize on opportunities within and among the capital markets of the world. To construct a portfolio of long and short positions, the portfolio managers calculate the expected returns for the asset classes in such countries and then evaluate the relative value of stock and bond markets across equity markets, across bond markets, and among currencies and cash. The fund’s portfolio managers have considerable latitude in allocating the fund’s assets and in selecting derivative instruments and securities to implement the fund’s investment approach, and there is no limitation as to the amount of fund assets required to be invested in any one asset class. The fund’s portfolio will not have the same characteristics as its performance baseline benchmark — the Citibank 30-Day Treasury Bill Index. The portfolio managers also assess and manage the overall risk profile of the fund’s portfolio.

The portfolio managers update, monitor and follow buy or sell recommendations from Mellon Capital’s proprietary investment models. The models can recommend selling a security if the relative attractiveness deteriorates or its valuation becomes excessive or risk associated with the security increases significantly.The model also may recommend selling a security if an event occurs that contradicts the models’ rationale for owning it, such as deterioration in the issuer’s fundamentals. In addition, the portfolio managers may sell a security if better investment opportunities emerge elsewhere.

For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive market level expected returns.The portfolio managers tend to favor markets in countries that have attractive valuations on a risk adjusted basis.

For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among global bond markets.The most relevant long-term bond yield within each country serves as the expected return for each bond market. The portfolio managers tend to favor countries whose bonds have been identified as priced to offer greater return for bearing inflation and interest rate risks.

The portfolio managers evaluate currencies on a relative valuation basis and overweight exposure to currencies that are undervalued and underweight exposure to currencies that are overvalued based on real interest rates, purchasing power parity, and other proprietary measures.

The portfolio managers determine the relative value of various asset classes, such as equities, bonds, currencies and cash, by comparing the assets’ expected returns, risk and correlation and by incorporating relevant macroeconomic regime information. When assessing relative valuation among asset classes, the portfolio managers measure the “risk premium” for each asset class and determine the extent to which there is an increased expected return for having investment exposure to an asset class that is perceived to be riskier. The portfolio managers then determine the allocation of the fund’s assets among the global equity, bond and currency markets and cash.

The fund will use to a significant degree derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps (including total return swaps), options on swaps, and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds or currencies in connection with its investment strategy.The fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the fund. Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. A derivatives contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more underlying investments, indexes or currencies.When the fund enters into derivatives transactions, it may be required to segregate assets or enter into offsetting positions, in accordance with applicable regulations. If such segregated assets represent a large portion of the fund’s portfolio, portfolio management may be affected as covered positions (including those related to the fund’s short sales) may have to be reduced if it becomes necessary for the fund to reduce the amount of segregated assets in order to meet redemptions or other obligations. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets.Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. The fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced)) basis. These transactions involve a commitment by the fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The fund may “sell short” securities and other instruments. In a short sale, for example, the fund sells a security it has borrowed, with the expectation that the security will decline in value.The fund’s potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold. Short-selling is considered “leverage” and may involve substantial risk. The fund also may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities. When the fund makes a short sale, it must leave the proceeds thereof with the broker and deposit with, or pledge to, the broker an amount of cash or liquid securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. The portfolio managers also may employ financial instruments, such as futures, options, forward contracts, swaps and other derivative instruments, as an alternative to selling a security short.

The fund is non-diversified.

Risk [Heading]	rr_RiskHeading	Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition to the investment risks applicable to the fund as described in the fund’s prospectus, as of the Effective Date, an investment in the fund is subject to the following additional principal risks:

  Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments, such as swap agreements, forward contracts, over-the-counter options and structured products, also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.
  Many of the regulatory protections afforded participants on organized exchanges for futures contracts and exchange-traded options, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter derivative transactions. Certain types of derivatives, including swaps, forward contracts and other over-the-counter transactions, involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.The fund may be required to segregate liquid assets, or otherwise cover its obligations, relating to the fund’s transactions in derivatives. These requirements assume the obligation is for full payment of the value of the underlying instrument, in cash or by physical delivery, at the settlement date; thus, the fund must set aside liquid assets equal to such derivatives contract’s full notional value (generally, the total numerical value of the asset underlying a derivatives contract at the time of valuation) while the positions are open. If the derivatives contract provides for periodic cash settlement during the term of the transaction or cash payment of the gain or loss under the transaction at the settlement date, the fund may segregate liquid assets in an amount equal to the fund’s daily marked-to-market net obligation (i.e., the fund’s daily net liability) under the contract, if any. By setting aside assets equal to only its net obligations, the fund may employ leverage to a greater extent than if the fund were required to segregate assets equal to the full notional value of such contracts. Future rules and regulations of the Securities and Exchange Commission may impact the fund’s operations as described in this prospectus.

  Emerging market risk. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price. In particular, countries with emerging markets may have relatively unstable governments, may present the risk of sudden adverse government or regulatory action and even nationalization of businesses, may have restrictions on foreign ownership or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult.
  Transaction settlement and dividend collection procedures also may be less reliable in emerging markets than in developed markets.The fixed income securities of issuers located in emerging markets often are considered to be below investment grade credit quality and predominantly speculative.

  Foreign government obligations and securities of supranational entities risk. Investing in foreign government obligations and the sovereign debt of emerging market countries creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located.The ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which the fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates and extreme poverty and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness of a foreign government or country to service debt include a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government’s policy towards the International Monetary Fund, the International Bank for Reconstruction and Development and other international agencies. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations. Some sovereign obligors in emerging market countries have been among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

  Leverage risk. The use of leverage, such as engaging in reverse repurchase agreements, entering into futures contracts or forward currency contracts, and engaging in forward commitment transactions, may magnify the fund’s gains or losses. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. In addition, the fund’s short sales positions effectively leverage the fund’s assets.

In addition to the principal risks described above and in the fund’s prospectus, the fund is subject to the following additional risks:

  ETF and other investment company risk. The main risk of investing in other investment companies, including ETFs, is the risk that the value of the securities underlying an investment company might decrease. Because the fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees) in addition to the expenses of the fund. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index.The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. The fund will incur brokerage costs when purchasing and selling shares of ETFs.